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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one):         [_] is a restatement
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

OMT Capital Management LLC
One Montgomery Street, Suite 3300
San Francisco, CA 94104

Form 13F File Number: 028-14338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Richard Duff
President
415.296.8100

Signature, Place and Date of Signing:

/s/ Richard Duff                 San Francisco, CA               02/13/2012
---------------------            -----------------               ----------
      [Signature]                [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:           32

Form 13F Information Table Value Total (x$1000):  189,118
                                                  (thousands)

List of Other Included Managers: Hatteras Alternative Mutual Funds Trust

                               (See attachment)

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
Column 1                            Column 2 Column 3  Column 4      Column 5       Column 6  Column 7        Column 8
--------                            -------- --------- -------- ------------------ ---------- -------- ----------------------
                                                                                                          Voting Authority
                                    Title of            Value   Shares or Sh/ Put/ Investment  Other   ----------------------
Name of Issuer                       Class    CUSIP    (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole    Shared  None
--------------                      -------- --------- -------- --------- --- ---- ---------- -------- --------- ------- ----
ABIOMED INC                         Common   003654100    4,618   250,020 SH             Sole            250,020
                                                            943    51,040 SH            Other                     51,040
ABOVENET INC                        Common   00374N107    3,612    55,560 SH             Sole             55,560
                                                            753    11,580 SH            Other                     11,580
AFFYMETRIX INC                      Common   00826T108    3,217   786,610 SH             Sole            786,610
                                                            668   163,230 SH            Other                    163,230
AIR TRANSPORT SERVICES              Common   00922R105    2,338   495,410 SH             Sole            495,410
                                                            466    98,670 SH            Other                     98,670
ALIGN TECHNOLOGY INC                Common   016255101    5,975   251,860 SH             Sole            251,860
                                                          1,227    51,720 SH            Other                     51,720
ALLIANCE DATA SYSTEMS               Common   018581108    7,231    69,640 SH             Sole             69,640
                                                          1,416    13,640 SH            Other                     13,640
ARRIS GROUP INC                     Common   04269Q100    4,021   371,587 SH             Sole            371,587
                                                            784    72,420 SH            Other                     72,420
ATLAS AIR WORLDWIDE HLDG            Common   049164205    2,486    64,700 SH             Sole             64,700
                                                            489    12,720 SH            Other                     12,720
BROCADE COMMUNS SYS NEW             Common   111621306    9,227 1,777,930 SH             Sole          1,777,930
                                                          1,907   367,500 SH            Other                    367,500
CARDTRONICS INC                     Common   14161H108    5,415   200,100 SH             Sole            200,100
                                                          1,119    41,370 SH            Other                     41,370
CARTERS INC                         Common   146229109    7,154   179,706 SH             Sole            179,706
                                                          1,442    36,220 SH            Other                     36,220
CHICOS FAS INC                      Common   168615102    3,739   335,600 SH             Sole            335,600
                                                            700    62,860 SH            Other                     62,860
COPART INC                          Common   217204106    3,196    66,740 SH             Sole             66,740
                                                            640    13,360 SH            Other                     13,360
ESCO TECHNOLOGIES INC               Common   296315104    1,727    60,020 SH             Sole             60,020
                                                            359    12,490 SH            Other                     12,490
FINANCIAL ENGINES ORD               Common   317485100    6,424   287,670 SH             Sole            287,670
                                                          1,327    59,430 SH            Other                     59,430
GRACO INC                           Common   384109104    4,691   114,730 SH             Sole            114,730
                                                            969    23,700 SH            Other                     23,700
HOLOGIC INC                         Common   436440101    5,278   301,450 SH             Sole            301,450
                                                          1,039    59,350 SH            Other                     59,350
INTEGRATED DEVICE TECH              Common   458118106    3,976   728,150 SH             Sole            728,150

Column 1                            Column 2 Column 3  Column 4      Column 5       Column 6  Column 7        Column 8
--------                            -------- --------- -------- ------------------ ---------- -------- ----------------------
                                                                                                          Voting Authority
                                    Title of            Value   Shares or Sh/ Put/ Investment  Other   ----------------------
Name of Issuer                       Class    CUSIP    (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole    Shared  None
--------------                      -------- --------- -------- --------- --- ---- ---------- -------- --------- ------- ----
                                                            792   145,100 SH            Other                    145,100
INTL RECTIFIER CORP                 Common   460254105    4,581   235,880 SH             Sole            235,880
                                                            901    46,420 SH            Other                     46,420
K V H INDUSTRIES INC                Common   482738101    3,011   387,000 SH             Sole            387,000
                                                            545    70,010 SH            Other                     70,010
LANDSTAR SYSTEM INC                 Common   515098101    3,903    81,452 SH             Sole             81,452
                                                            781    16,290 SH            Other                     16,290
MAGMA DESIGN AUTOMATION             Common   559181102    7,510 1,045,930 SH             Sole          1,045,930
                                                          1,572   218,930 SH            Other                    218,930
MASTEC INC                          Common   576323109    6,225   358,360 SH             Sole            358,360
                                                          1,307    75,250 SH            Other                     75,250
MISTRAS GROUP INC                   Common   60649T107    3,157   123,843 SH             Sole            123,843
                                                            651    25,520 SH            Other                     25,520
NATIONAL CINEMEDIA INC              Common   635309107    4,986   402,090 SH             Sole            402,090
                                                          1,027    82,790 SH            Other                     82,790
NEWPORT ORD                         Common   651824104    6,387   469,260 SH             Sole            469,260
                                                          1,334    98,000 SH            Other                     98,000
NIC ORD                             Common   62914B100    1,017    76,420 SH             Sole             76,420
                                                            210    15,760 SH            Other                     15,760
PLANTRONICS INC                     Common   727493108    6,148   172,510 SH             Sole            172,510
                                                          1,198    33,620 SH            Other                     33,620
ROVI CORPORATION                    Common   779376102    4,289   174,500 SH             Sole            174,500
                                                            879    35,760 SH            Other                     35,760
SCIENTIFIC GAMES CORP               Common   80874P109    6,124   631,390 SH             Sole            631,390
                                                          1,275   131,430 SH            Other                    131,430
STR HOLDINGS INC                    Common   78478V100    4,329   526,060 SH             Sole            526,060
                                                            889   108,000 SH            Other                    108,000
WORLD FUEL SERVICES CORP            Common   981475106   11,298   269,132 SH             Sole            269,132
                                                          2,219    52,850 SH            Other                     52,850